Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited)	Common Stock [Member] CNY (¥) shares	Stock Subscription Receivable [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Sep. 30, 2024	¥ 14,043	¥ (14,043)		¥ 3,267,815		¥ 14,108,126	¥ 17,375,941			¥ 17,375,941
Shares, Outstanding, Beginning Balance at Sep. 30, 2024 | shares	20,011,132
Net income for the year						11,566,664	11,566,664			11,566,664
Provision of statutory reserve				1,156,666		(1,156,666)
Foreign currency translation adjustment	478	(478)
Balance at Mar. 31, 2025	¥ 14,521	(14,521)		4,424,481		24,518,124	28,942,605			28,942,605
Shares, Outstanding, Ending Balance at Mar. 31, 2025 | shares	20,011,132
Balance at Sep. 30, 2024	¥ 14,043	(14,043)		3,267,815		14,108,126	17,375,941			17,375,941
Shares, Outstanding, Beginning Balance at Sep. 30, 2024 | shares	20,011,132
Net income for the year										11,566,664
Balance at Sep. 30, 2025	¥ 15,269	(14,246)	26,281,420	5,883,035	(91)	37,645,105	69,810,492			69,810,492
Shares, Outstanding, Ending Balance at Sep. 30, 2025 | shares	21,448,632
Net income for the year						11,659,229	11,659,229		$ 1,690,233	11,659,229
Provision of statutory reserve				1,165,922		(1,165,922)
Foreign currency translation adjustment					(1,106,920)		(1,106,920)			(1,106,920)
Balance at Mar. 31, 2026	¥ 15,269	¥ (14,246)	¥ 26,281,420	¥ 7,048,957	¥ (1,107,011)	¥ 48,138,412	¥ 80,362,801		$ 11,650,160	¥ 80,362,801
Shares, Outstanding, Ending Balance at Mar. 31, 2026 | shares	21,448,632